Segment Information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Pre-publication investment	£ 319	£ 388	£ 361
Amortisation	537	525	561
Sales	3,869	4,129	4,513
Cost of major restructuring incurred	159	102	79
Intangible amortisation charges	163	113	166
Other gains and losses	16	230	128
Profit on sale of test preparation business			44
Other gains and losses	12		96
Share of profit from associates adversely impacted			8
Property, plant and equipment and intangible assets acquired through business combination	23	0	0
Brazil [member]
Disclosure of operating segments [line items]
Other gains and losses	16
Impairment charges	65
North America [member]
Disclosure of operating segments [line items]
Sales	2,534	2,784	2,929
Pre-publication investment [member] | North America [member]
Disclosure of operating segments [line items]
Pre-publication investment		60
Amortisation [member] | North America [member]
Disclosure of operating segments [line items]
Amortisation		67
WSE [member]
Disclosure of operating segments [line items]
Other gains and losses		207
UTEL [member]
Disclosure of operating segments [line items]
Other gains and losses		19
Other smaller disposal items [member]
Disclosure of operating segments [line items]
Other gains and losses		4
Inter-segment amounts [member]
Disclosure of operating segments [line items]
Sales	£ 0	£ 0	£ 0